May 31, 2017

BLACKROCK FUNDSSM

BlackRock Developed Real Estate Index Fund

(the “Fund”)

Supplement dated June 7, 2017

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated May 31, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares Developed Real Estate Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.